Cash and Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Restricted Cash [Abstract]
Cash	$ 7,313	$ 10,309	$ 3,259	$ 15,361
Restricted cash	144	144
Cash and restricted cash	$ 7,457	$ 10,453